SEMI ANNUAL REPORT

JUNE 30, 2000


MUTUAL BEACON FUND


[FRANKLIN TEMPLETON LOGO]

Franklin(R) Templeton(R)
Investments

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OF LAWRENCE SONDIKE]
LAWRENCE SONDIKE
Portfolio Managers
Mutual Beacon Fund


PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC


[PHOTO OF DAVID J. WINTERS]
DAVID J. WINTERS


WE'RE ON THE WEB  --

Now you can access online information about your fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for fund , prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER


Your Fund's Goal: Mutual Beacon Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities in the U.S. and other countries.


Dear Shareholder:

This semiannual report for Mutual Beacon Fund covers the six months ended June 30, 2000. For most of this time, the U.S. economy continued to grow at a robust pace. Concerned about the possibility of future inflation, the U.S. Federal Reserve Board (the Fed) raised the federal funds target rate three times, and by June the red-hot economy showed signs of cooling down. U.S. and European equity markets experienced extreme volatility throughout the reporting period. For example, the Standard & Poor's(R) 500 Composite Index (S&P 500(R)) declined by 7.00% from January through February, rallied nearly 10% in March, then dropped 9.48% from the end of March through mid-April before rebounding to end the six-month period at -0.42%.(1)


1. The S&P 500 Composite Index consists of 500 domestic stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as a standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the Index is not composed of the 500 largest companies on the New York Stock Exchange. The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.


CONTENTS

Shareholder Letter ..............   1

Performance Summary .............   8

Financial Highlights &
Statement of Investments ........  10

Financial Statements ............  24

Notes to Financial Statements ...  28



[FUND CATEGORY PYRAMID GRAPHIC]

The technology-heavy Nasdaq Composite Index was even more volatile.(2) Whipsawed by investor concerns over such issues as historically high valuations and the federal district court's anti-monopoly ruling against technology bellwether Microsoft, the Nasdaq(R) soared 24.07% through mid-March, then plummeted 37.32% in the succeeding two and a half months before rebounding in June to end the six-month period at -2.02%.


INDEX COMPARISON (BASED ON DAILY PRICE CHANGE)*
S&P 500 vs. Nasdaq Composite vs. MSCI All Countries-Europe (12/31/99-6/30/00


[LINE GRAPH]

                   S&P          NASDAQ            MSCI ALL
                   500         COMPOSITE         COUNTRIES-       S&P                MSCI AC -
     DATE         INDEX         INDEX           EUROPE INDEX      500    NASDAQ      Europe
     ----         -----       ---------         ------------      ---    ------      ---------
   12/31/99       100.0         100.0             100.0
    1/3/00         99.0         101.5             100.8         -0.95%     1.52%      0.76%
    1/4/00         95.2         95.9               98.4         -3.83%    -5.55%     -2.33%
    1/5/00         95.4         95.3               96.3          0.19%    -0.62%     -2.18%
    1/6/00         95.5         91.6               95.9          0.10%    -3.88%     -0.37%
    1/7/00         98.1         95.4               97.5          2.71%     4.17%      1.62%
    1/10/00        99.2         99.5               98.6          1.12%     4.30%      1.18%
    1/11/00        97.9         96.4               98.3         -1.31%    -3.17%     -0.35%
    1/12/00        97.5         94.6               98.0         -0.44%    -1.82%     -0.31%
    1/13/00        98.7         97.2               98.6          1.22%     2.78%      0.67%
    1/14/00        99.7         99.9               99.6          1.07%     2.71%      1.00%
    1/18/00        99.0         101.5              98.0         -0.68%     1.64%     -1.66%
    1/19/00        99.1         102.0              97.5          0.05%     0.50%     -0.47%
    1/20/00        98.4         103.0              97.3         -0.71%     0.92%     -0.15%
    1/21/00        98.1         104.1              96.7         -0.29%     1.10%     -0.67%
    1/24/00        95.4         100.7              96.5         -2.76%    -3.29%     -0.18%
    1/25/00        96.0         102.4              95.1          0.61%     1.74%     -1.42%
    1/26/00        95.6         100.0              95.7         -0.42%    -2.34%      0.63%
    1/27/00        95.2         99.3               95.9         -0.39%    -0.75%      0.14%
    1/28/00        92.6         95.5               94.9         -2.75%    -3.77%     -1.01%
    1/31/00        94.9         96.8               92.9          2.52%     1.37%     -2.14%
    2/1/00         95.9         99.6               93.9          1.06%     2.83%      1.07%
    2/2/00         95.9         100.1              95.1         -0.01%     0.54%      1.26%
    2/3/00         97.0         103.5              97.5          1.12%     3.36%      2.61%
    2/4/00         96.9         104.3              97.3         -0.04%     0.79%     -0.28%
    2/7/00         96.9         106.2              96.3         -0.01%     1.83%     -1.04%
    2/8/00         98.1         108.8              99.2          1.23%     2.45%      3.10%
    2/9/00         96.1         107.2              99.7         -2.08%    -1.45%      0.44%
    2/10/00        96.4         110.2              98.9          0.36%     2.81%     -0.74%
    2/11/00        94.4         108.0              98.7         -2.10%    -2.01%     -0.21%
    2/14/00        94.6         108.6              97.4          0.20%     0.53%     -1.35%
    2/15/00        95.4         108.6              96.0          0.87%     0.05%     -1.42%
    2/16/00        94.4         108.8              97.2         -1.03%     0.16%      1.23%
    2/17/00        94.5         111.8              98.2          0.04%     2.74%      1.07%
    2/18/00        91.6         108.4              97.7         -3.04%    -3.02%     -0.55%
    2/22/00        92.0         107.7              98.4          0.45%    -0.67%      0.69%
    2/23/00        92.6         111.8              99.5          0.63%     3.84%      1.12%
    2/24/00        92.1         113.5              98.9         -0.53%     1.48%     -0.53%
    2/25/00        90.8         112.8              99.1         -1.48%    -0.59%      0.16%
    2/28/00        91.8         112.5              96.8          1.10%    -0.28%     -2.33%
    2/29/00        93.0         115.4              97.5          1.36%     2.60%      0.78%
    3/1/00         93.9         117.6              99.3          0.93%     1.86%      1.86%
    3/2/00         94.0         116.8             101.2          0.19%    -0.62%      1.89%
    3/3/00         95.9         120.8             101.8          1.98%     3.37%      0.56%
    3/6/00         94.7         120.5             102.6         -1.27%    -0.20%      0.78%
    3/7/00         92.3         119.1             101.4         -2.56%    -1.16%     -1.17%
    3/8/00         93.0         120.3             100.2          0.82%     1.02%     -1.19%
    3/9/00         95.4         124.0             101.7          2.56%     3.06%      1.51%
    3/10/00        95.0         124.1             102.1         -0.47%     0.03%      0.38%
    3/13/00        94.2         120.6              99.9         -0.82%    -2.80%     -2.11%
    3/14/00        92.5         115.7              99.7         -1.77%    -4.09%     -0.25%
    3/15/00        94.8         112.6              98.0          2.43%    -2.63%     -1.68%
    3/16/00        99.3         115.9              99.9          4.76%     2.94%      1.93%
    3/17/00        99.7         117.9             100.2          0.41%     1.71%      0.31%
    3/20/00        99.1         113.3             101.3         -0.54%    -3.92%      1.14%
    3/21/00       101.7         115.8             101.5          2.56%     2.21%      0.13%
    3/22/00       102.1         119.5             100.7          0.45%     3.25%     -0.70%
    3/23/00       104.0         121.4             101.1          1.78%     1.56%      0.39%
    3/24/00       104.0         122.0             103.4          0.01%     0.45%      2.23%
    3/27/00       103.7         121.9             103.1         -0.24%    -0.09%     -0.28%
    3/28/00       102.6         118.8             103.0         -1.06%    -2.51%     -0.11%
    3/29/00       102.7         114.1             101.3          0.05%    -3.91%     -1.63%
    3/30/00       101.3         109.5              99.0         -1.37%    -4.02%     -2.23%
    3/31/00       102.0         112.4              99.7          0.72%     2.58%      0.72%
    4/3/00        102.5         103.8              98.0          0.49%    -7.64%     -1.75%
    4/4/00        101.7         102.0              98.3         -0.75%    -1.77%      0.34%
    4/5/00        101.2         102.5              97.3         -0.49%     0.49%     -1.10%
    4/6/00        102.2         104.9              98.8          0.94%     2.36%      1.55%
    4/7/00        103.2         109.3              99.9          1.00%     4.19%      1.17%
    4/10/00       102.4         102.9              99.9         -0.78%    -5.81%      0.02%
    4/11/00       102.1         99.7               98.3         -0.26%    -3.16%     -1.64%
    4/12/00        99.9         92.6               97.8         -2.23%    -7.06%     -0.53%
    4/13/00        98.0         90.4               97.6         -1.82%    -2.46%     -0.13%
    4/14/00        92.3         81.6               95.1         -5.83%    -9.67%     -2.60%
    4/17/00        95.4         87.0               93.5          3.31%     6.56%     -1.66%
    4/18/00        98.1         93.2               93.4          2.87%     7.19%     -0.17%
    4/19/00        97.2         91.1               94.6         -0.98%    -2.30%      1.28%
    4/20/00        97.6         89.5               95.1          0.50%    -1.69%      0.55%
    4/24/00        97.3         85.6               95.1         -0.33%    -4.43%      0.02%
    4/25/00       100.6         91.2               94.8          3.33%     6.57%     -0.29%
    4/26/00        99.4         89.2               95.4         -1.11%    -2.19%      0.59%
    4/27/00        99.7         92.7               93.4          0.27%     3.97%     -2.04%
    4/28/00        98.9         94.9               95.3         -0.85%     2.30%      1.94%
    5/1/00         99.9         97.3               94.9          1.09%     2.52%     -0.33%
    5/2/00         98.4         93.0               96.7         -1.50%    -4.36%      1.81%
    5/3/00         96.3         91.1               93.7         -2.16%    -2.06%     -3.11%
    5/4/00         95.9         91.4               93.4         -0.39%     0.35%     -0.25%
    5/5/00         97.5         93.8               93.7          1.64%     2.60%      0.32%
    5/8/00         96.9         90.2               93.2         -0.59%    -3.86%     -0.57%
    5/9/00         96.1         88.1               92.6         -0.84%    -2.30%     -0.67%
    5/10/00        94.1         83.2               91.6         -2.06%    -5.59%     -1.02%
    5/11/00        95.8         86.0               92.4          1.79%     3.39%      0.89%
    5/12/00        96.7         86.7               93.9          0.93%     0.84%      1.57%
    5/15/00        98.9         88.7               93.9          2.21%     2.23%     -0.03%
    5/16/00        99.8         91.4               94.7          0.94%     3.05%      0.90%
    5/17/00        98.5         89.6               92.0         -1.24%    -1.95%     -2.88%
    5/18/00        97.8         87.0               92.3         -0.73%    -2.91%      0.39%
    5/19/00        95.8         83.3               89.5         -2.11%    -4.19%     -3.10%
    5/22/00        95.3         82.7               89.0         -0.44%    -0.77%     -0.56%
    5/23/00        93.5         77.8               89.9         -1.92%    -5.93%      1.00%
    5/24/00        95.2         80.4               88.9          1.83%     3.35%     -1.07%
    5/25/00        94.0         78.8               90.8         -1.25%    -2.00%      2.09%
    5/26/00        93.8         78.8               91.6         -0.25%    -0.01%      0.95%
    5/30/00        96.8         85.0               94.3          3.22%     7.94%      2.98%
    5/31/00        96.7         83.6               94.3         -0.13%    -1.69%     -0.06%
    6/1/00         98.6         88.0               95.8          1.99%     5.34%      1.61%
    6/2/00        100.5         93.7               99.5          1.96%     6.44%      3.85%
    6/5/00         99.9         93.9               98.7         -0.65%     0.22%      -0.85%
    6/6/00         99.2         92.3               99.4         -0.67%    -1.71%      0.76%
    6/7/00        100.1         94.3               98.6          0.93%     2.21%     -0.86%
    6/8/00         99.5         94.0               98.3         -0.66%    -0.36%     -0.21%
    6/9/00         99.2         95.2               98.0         -0.32%     1.29%     -0.40%
    6/12/00        98.4         92.6               98.2         -0.75%    -2.76%      0.27%
    6/13/00       100.0         94.6               98.6          1.62%     2.21%      0.36%
    6/14/00       100.1         93.3               99.4          0.07%    -1.39%      0.88%
    6/15/00       100.6         94.5               98.2          0.56%     1.27%     -1.20%
    6/16/00        99.7         94.9               98.6         -0.97%     0.39%      0.34%
    6/19/00       101.1         98.0               98.2          1.47%     3.35%     -0.36%
    6/20/00       100.5         98.6               98.6         -0.68%     0.59%      0.43%
    6/21/00       100.7         99.9               96.9          0.22%     1.26%     -1.80%
    6/22/00        98.8         96.7               95.9         -1.82%    -3.13%     -1.03%
    6/23/00        98.1         94.5               95.4         -0.74%    -2.32%     -0.45%
    6/26/00        99.0         96.1               95.5          0.96%     1.74%      0.02%
    6/27/00        98.7         94.8               95.4         -0.32%    -1.36%      0.00%
    6/28/00        99.0         96.8               96.0          0.29%     2.11%      0.53%
    6/29/00        98.2         95.3               94.3         -0.85%    -1.60%     -1.69%
    6/30/00        99.0         97.5               96.0          0.85%     2.29%      1.72%

* Index performance shown represents percentage deviations from a base of 100.

Within this environment, Mutual Beacon Fund - Class Z shares provided a 3.11% six-month cumulative total return as shown in the Performance Summary on page 8. This return compares favorably to the S&P 500 Index, which declined 0.42%, and to the Lipper Multi-Cap Value Funds Average, which declined 0.47% during the same period.(3)


2. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00).

3. Source: Standard & Poor's Micropal. The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

The Lipper Multi-Cap Value Funds Average is an equally weighted average consisting of 518 mutual funds (including Mutual Beacon Fund) within the Multi-Cap Value investment objective. Returns are adjusted for the reinvestment of capital gains distributions and income dividends.

The Fund's favorable performance relative to its benchmarks was due largely to our disciplined value and special situations approach. As the Fed waged a war against inflation by raising interest rates, prices of some equities fell to levels we have not seen for many years. Although this adversely affected some of our holdings, it also provided us with opportunities to purchase high-quality stocks that we believed had been unduly neglected by the marketplace.

The largest contributor to Mutual Beacon's half-year performance was Lagardere, a French media and defense company in the process of restructuring itself into a media powerhouse. Two other strong performers in the portfolio were Ono Pharmaceutical, a Japanese drug company that was trading at a fraction of the valuation of its global peer group when we bought it, and Starwood Hotels & Resorts, a hotel chain whose stock has appreciated significantly following strong operating performance and extensive restructuring.

We also had some disappointments. Weak business conditions in South America and Eastern Europe resulted in lowered earnings expectations at packaging company Owens Illinois, crimping its stock price. And Lear, an automotive parts company, has suffered from investor assumptions that auto sales have peaked and that the initiation of business-to-business commerce will result in lower margins for suppliers.

Merger activity, just one of many catalysts we look for, accelerated recently as corporate buyers have been able to opportunistically bid for undervalued, publicly traded assets. For example, CTV, a free-to-air broadcaster in Canada, was taken over during the reporting period. Another Fund holding, United Asset Management, has also received a cash offer for all of its shares from Old Mutual PLC.

We believe fundamental analysis matters more than ever, especially in down and sideways stock markets like we've recently witnessed. At



GEOGRAPHIC DISTRIBUTION

Based on Total Net Assets
6/30/00

[BAR CHART]

United States - 56.2%
United Kingdom - 10.1%
France - 3.1%
Sweden - 3.1%
Japan - 2.4%
Netherlands - 2.2%
Canada - 1.2%
Other Countries - 3.2%
Fixed-Income Securities - 6.6%
Government Agencies & Other Net Assets - 11.9%

TOP 10 HOLDINGS
6/30/00

COMPANY,                                  % OF TOTAL
SECTOR, COUNTRY                           NET ASSETS
---------------                           ----------
Canary Wharf Group PLC,                      3.2%
Real Estate, United Kingdom

Telephone & Data Systems Inc.,               2.8%
Diversified Telecommunication
Services, United States

Railtrack Group PLC,                         2.0%
Road & Rail, United Kingdom

Investor AB,                                 2.0%
Industrial Conglomerates,
Sweden

AT&T Corp.,                                  2.0%
Diversified Telecommunication
Services, United States

United Asset                                 1.8%
Management Corp.,
Diversified Financials,
United States

Lagardere SCA,                               1.5%
Media, France

Washington Post Co.,                         1.5%
Media, United States

Scripps Co., A,                              1.5%
Media, United States

Federated Department Stores,                 1.4%
Multiline Retail, United States



period's end, we believe our portfolio contained many undervalued, special situation stocks that could provide excellent risk-adjusted returns over time. One example is Telephone and Data Systems (TDS), which at period's end was our largest domestic holding. On June 30, TDS was trading at a 35% discount to the public market value of its businesses. Management has recently undertaken steps to enhance shareholder value, including the merger of its Aerial Communications unit into VoiceStream Wireless.

The Washington Post Company is a second example where we believe stock market valuation does not fully reflect the intrinsic worth of the company. We are attracted by the company's strong operating performance and reputation for integrity. Washington Post's management, which has a substantial personal investment in the company, is developing "new media" platforms to capitalize on their strengths in education, recruiting and must-have daily information. Yet this diversified media company trades at what we believe is a significant discount to both its underlying intrinsic value and the tender price at which the company recently repurchased a significant amount of its own shares. We view The Washington Post as an excellent investment that permits us to purchase first-class assets at a very cheap price.

One advantage of our three-pronged investment style -- consisting of undervalued stocks, bankruptcy investing and deal arbitrage -- is that it provides us the flexibility to own and profit from companies during all phases of their life cycle. For example, our initial investments in distressed bank debt of then bankrupt Canary Wharf, a London real estate development, became a valuable equity in the reorganized company.

Another investment indicative of our unique approach has been our long-term holding in MediaOne, which has been acquired by AT&T for cash and stock. Our initial investment in MediaOne came to us through a spin-off made by its parent company, U.S West. As owners of U.S. West stock, we had successfully encouraged its management to separate the media assets now known as MediaOne. When MediaOne became an acquisition target of AT&T, not only did we benefit from the initial stock appreciation upon announcement of the deal, but we also benefited as our arbitrage expertise enabled us to increase our position and profit during the reporting period. We believe the shares of AT&T we will receive are significantly undervalued at current levels. AT&T's share price at the end of June reflected the value of its wireless and broadband holdings alone. We believe opportunity for significant profit exists because management is under pressure to realize the intrinsic value of the company.

Looking forward, the Fed's interest rates hikes may begin to slow the economy. Although some of the speculative activity in technology and Internet stocks has diminished, many of these "new economy" securities continue to trade at astronomical valuations. In contrast, we believe many "old economy" stocks are trading at very low price levels. This two-tiered market should provide Mutual Beacon with excellent opportunities.

Recent economic trends could also provide Mutual Beacon with a fertile supply of distressed debt to mine as more companies default on their financial obligations. Historically, bankruptcy has been an excellent area for us to explore for good risk/reward opportunities. From an arbitrage angle, a slowing economy may provide us with even more merger opportunities in which to invest as corporations try to offset declining organic growth with additional acquisition activity.


TOP 10 SECTORS*
6/30/00

                                    % OF TOTAL
SECTOR                              NET ASSETS
------                              ----------
Media                                  10.6%

Diversified Financials                  8.2%

Diversified Telecommunication
Services                                7.3%

Insurance                               5.9%

Real Estate                             4.1%

Road & Rail                             3.8%

Multiline Retail                        3.7%

Auto Components                         3.4%

Banks                                   3.0%

Commercial Services &
Supplies                                3.0%


*Based on equity securities.

Overall, we believe Mutual Beacon is well positioned to capitalize on what may lie ahead. We shall continue to search for companies that are selling at a big discount to what we believe to be their intrinsic value, and that possess the catalyst to unlock those values. With our strong analytical expertise, we are prepared to identify compelling undervalued situations in cheap stocks, distressed securities and merger arbitrage for the benefit of the Fund's shareholders.

Thank you for your participation in Mutual Beacon Fund. We welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.



Sincerely,


/s/ Lawrence Sondike
Lawrence Sondike



/s/ David J. Winters
David J. Winters
Co-Portfolio Managers
Mutual Beacon Fund

The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.

CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the Fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the Fund's total returns would have been lower.



CLASS Z
Six-Month Total Return                 3.11%
Net Asset Value (NAV)                  $13.36 (6/30/00)             $13.84 (12/31/99)
Change in NAV                          - $0.48

Distributions (1/1/00 - 6/30/00)       Dividend Income              $0.2509
                                       Short-Term Capital Gain      $0.2421
                                       Long-Term Capital Gain       $0.4222
                                       ----------------------       -------
                                       Total                        $0.9152
CLASS A
Six-Month Total Return                 2.88%
Net Asset Value (NAV)                  $13.31 (6/30/00)             $13.81 (12/31/99)
Change in NAV                          - $0.50

Distributions (1/1/00 - 6/30/00)       Dividend Income              $0.2380
                                       Short-Term Capital Gain      $0.2421
                                       Long-Term Capital Gain       $0.4222
                                       ----------------------       -------
                                       Total                        $0.9023

CLASS B
Six-Month Total Return                 2.66%
Net Asset Value (NAV)                  $13.17 (6/30/00)             $13.69 (12/31/99)
Change in NAV                          - $0.52

Distributions (1/1/00 - 6/30/00)       Dividend Income              $0.2236
                                       Short-Term Capital Gain      $0.2421
                                       Long-Term Capital Gain       $0.4222
                                       ----------------------       -------
                                       Total                        $0.8879

CLASS C
Six-Month Total Return                 2.57%
Net Asset Value (NAV)                  $13.23 (6/30/00)             $13.75 (12/31/99)
Change in NAV                          - $0.52

Distributions (1/1/00 - 6/30/00)       Dividend Income              $0.2139
                                       Short-Term Capital Gain      $0.2421
                                       Long-Term Capital Gain       $0.4222
                                       ----------------------       -------
                                       Total                        $0.8782


Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE AS OF 6/30/00


                                                                                    INCEPTION
CLASS Z                                1-YEAR         5-YEAR         10-YEAR        (6/29/62)
---------------------------------------------------------------------------------------------
Cumulative Total Return(1)              2.25%         104.21%         295.27%       2,587.65%

Average Annual Total Return(2)          2.25%          15.35%         14.73%            9.05%

Value of $10,000 Investment(3)        $10,225         $20,421        $39,527        $268,765


                                                                                     INCEPTION
CLASS A                                                1-YEAR         3-YEAR         (11/1/96)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                              1.85%         33.54%            59.15%

Average Annual Total Return(2)                         -4.00%          7.96%            12.12%

Value of $10,000 Investment(3)                        $9,600        $12,584           $15,199


                                                                                     INCEPTION
CLASS B                                                               1-YEAR          (1/1/99)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                                              1.25%          18.40%

Average Annual Total Return(2)                                         -2.26%           9.43%

Value of $10,000 Investment(3)                                        $9,774         $11,440


                                                                                     INCEPTION
CLASS C                                                1-YEAR         3-YEAR         (11/1/96)
----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                              1.18%          30.99%          55.48%

Average Annual Total Return(2)                         -0.69%           9.04%          12.51%

Value of $10,000 Investment(3)                        $9,931         $12,964         $15,393


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.



Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.



Past performance does not guarantee future results.

MUTUAL BEACON FUND
Financial Highlights

                                                                               CLASS Z
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2000   --------------------------------------------------------------
                                             (UNAUDITED)       1999         1998         1997         1996         1995
                                            ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......       $13.84         $13.12       $14.12       $12.98       $11.98       $10.34
                                            ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................          .11            .22          .33          .31          .40          .29
 Net realized and unrealized gains
   (losses)...............................          .33           1.95         (.01)        2.63         2.08         2.36
                                            ------------------------------------------------------------------------------
Total from investment operations..........          .44           2.17          .32         2.94         2.48         2.65
                                            ------------------------------------------------------------------------------
Less distributions from:
 Net investment income....................         (.26)          (.27)        (.45)        (.54)        (.35)        (.28)
 Net realized gains.......................         (.66)         (1.18)        (.87)       (1.26)       (1.13)        (.73)
                                            ------------------------------------------------------------------------------
Total distributions.......................         (.92)         (1.45)       (1.32)       (1.80)       (1.48)       (1.01)
                                            ------------------------------------------------------------------------------
Net asset value, end of period............       $13.36         $13.84       $13.12       $14.12       $12.98       $11.98
                                            ==============================================================================
Total Return*.............................        3.11%         16.79%        2.37%       23.03%       21.19%       25.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........   $2,911,421     $3,217,509   $4,030,517   $5,678,822   $4,920,388   $3,573,297
Ratios to average net assets:
 Expenses(a)..............................         .80%**         .79%         .78%         .79%         .73%         .75%
 Expenses, excluding waiver and payments
   by affiliate(a)........................         .85%**         .83%         .81%         .82%         .75%         .75%
 Net investment income....................        1.55%**        1.52%        2.28%        1.92%        3.21%        2.89%
Portfolio turnover rate...................       31.07%         67.61%       65.27%       54.72%       66.87%       73.18%
(a)Excluding dividend expense on
securities sold short, the ratios of
expenses and expenses, excluding waiver
and payments by affiliate to average net
assets would have been:
Expenses..................................         .77%**         .78%         .76%         .74%         .73%         .72%
Expenses, excluding waiver and payments by
affiliate.................................         .82%**         .82%         .79%         .77%         .75%         .72%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997. Based on average weighted shares outstanding effective year ended December 31, 1999.
 10

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                  CLASS A
                                                   ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2000       -------------------------------------------------
                                                    (UNAUDITED)          1999          1998          1997         1996+
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........         $13.81           $13.09        $14.09        $12.98       $13.21
                                                   ---------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................            .08              .17           .27           .23          .16
 Net realized and unrealized gains.............            .32             1.95            --          2.65          .69
                                                   ---------------------------------------------------------------------
Total from investment operations...............            .40             2.12           .27          2.88          .85
                                                   ---------------------------------------------------------------------
Less distributions from:
 Net investment income.........................           (.24)            (.21)         (.40)         (.51)        (.33)
 Net realized gains............................           (.66)           (1.19)         (.87)        (1.26)        (.75)
                                                   ---------------------------------------------------------------------
Total distributions............................           (.90)           (1.40)        (1.27)        (1.77)       (1.08)
                                                   ---------------------------------------------------------------------
Net asset value, end of period.................         $13.31           $13.81        $13.09        $14.09       $12.98
                                                   =====================================================================
Total Return*..................................          2.88%           16.40%         2.02%        22.52%        6.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............       $706,506         $760,769      $947,444      $753,519      $52,070
Ratios to average net assets:
 Expenses(a)...................................          1.15%**          1.14%         1.13%         1.14%        1.03%**
 Expenses, excluding waiver and payments by
   affiliate(a)................................          1.20%**          1.18%         1.16%         1.17%        1.13%**
 Net investment income.........................          1.20%**          1.18%         1.89%         1.58%        1.33%**
Portfolio turnover rate........................         31.07%           67.61%        65.27%        54.72%       66.87%
(a)Excluding dividend expense on securities
sold short, the ratios of expenses and
expenses, excluding waiver and payments by
affiliate to average net assets would have
been:
Expenses.......................................          1.12%**          1.13%         1.11%         1.09%        1.03%**
Expenses, excluding waiver and payments by
affiliate......................................          1.17%**          1.17%         1.14%         1.12%        1.13%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997. Based on average weighted shares outstanding effective year ended December 31, 1997.

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                  ------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $13.69               $13.09
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .04                  .05
 Net realized and unrealized gains..........................            .33                 1.93
                                                                --------------------------------------
Total from investment operations............................            .37                 1.98
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.23)                (.19)
 Net realized gains.........................................           (.66)               (1.19)
                                                                --------------------------------------
Total distributions.........................................           (.89)               (1.38)
                                                                --------------------------------------
Net asset value, end of period..............................         $13.17               $13.69
                                                                ======================================
Total Return*...............................................          2.66%               15.33%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $13,158               $8,956
Ratios to average net assets:
 Expenses(a)................................................          1.80%**              1.79%
 Expenses, excluding waiver and payments by affiliate(a)....          1.85%**              1.84%
 Net investment income......................................           .60%**               .37%
Portfolio turnover rate.....................................         31.07%               67.61%
(a)Excluding dividend expense on securities sold short, the
ratios of expenses and expenses, excluding waiver and
payments by affiliates to average net assets would have
been:
Expenses....................................................          1.77%**              1.78%
Expenses, excluding waiver and payments by affiliate........          1.82%**              1.83%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
 12

MUTUAL BEACON FUND
Financial Highlights (continued)

                                                                                  CLASS C
                                                   ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                        YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2000       -------------------------------------------------
                                                    (UNAUDITED)          1999          1998          1997         1996+
                                                   ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period...........         $13.75           $13.04        $14.04        $12.98       $13.21
                                                   ---------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................            .04              .07           .18           .14          .13
 Net realized and unrealized gains.............            .32             1.94           .01          2.63          .71
                                                   ---------------------------------------------------------------------
                                                           .36             2.01           .19          2.77          .84
                                                   ---------------------------------------------------------------------
Less distributions from:
 Net investment income.........................           (.22)            (.12)         (.32)         (.45)        (.32)
 Net realized gains............................           (.66)           (1.18)         (.87)        (1.26)        (.75)
                                                   ---------------------------------------------------------------------
Total distributions............................           (.88)           (1.30)        (1.19)        (1.71)       (1.07)
                                                   ---------------------------------------------------------------------
Net asset value, end of period.................         $13.23           $13.75        $13.04        $14.04       $12.98
                                                   =====================================================================
Total Return*..................................          2.57%           15.65%         1.40%        21.65%        6.45%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............       $405,078         $459,807      $500,404      $362,425      $16,263
Ratios to average net assets:
 Expenses(a)...................................          1.79%**          1.78%         1.78%         1.79%        1.75%**
 Expenses, excluding waiver and payments by
   affiliate(a)................................          1.84%**          1.83%         1.81%         1.82%        1.85%**
 Net investment income.........................           .56%**           .52%         1.24%          .92%         .84%**
Portfolio turnover rate........................         31.07%           67.61%        65.27%        54.72%       66.87%
(a)Excluding dividend expense on securities
sold short, the ratios of expenses and
expenses, excluding waiver and payments by
affiliates to average net assets would have
been:
Expenses.......................................          1.76%**          1.77%         1.76%         1.74%        1.75%**
Expenses, excluding waiver and payments by
affiliate......................................          1.81%**          1.82%         1.79%         1.77%        1.85%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 3-for-1 stock split effective February 3, 1997. Based on average weighted shares outstanding effective year ended December 31, 1997.
                       See Notes to Financial Statements.

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 82.1%
AEROSPACE & DEFENSE 1.7%
B.F. Goodrich Co. ..........................................    United States          1,541,236           $   52,498,351
Gencorp Inc. ...............................................    United States            777,495                6,219,960
*Hexcel Corp. ..............................................    United States            991,880                9,422,860
                                                                                                           --------------
                                                                                                               68,141,171
                                                                                                           --------------
AUTO COMPONENTS 3.4%
Borg Warner Inc. ...........................................    United States            443,925               15,592,866
Delphi Automotive Systems Corp. ............................    United States          3,442,611               50,133,023
*Lear Corp. ................................................    United States          1,533,900               30,678,000
TRW Inc. ...................................................    United States            914,700               39,675,113
                                                                                                           --------------
                                                                                                              136,079,002
                                                                                                           --------------
AUTOMOBILES .5%
General Motors Corp. .......................................    United States            315,481               18,317,616
                                                                                                           --------------
BANKS 3.0%
Bank of Ireland.............................................    Irish Republic         2,037,514               12,890,219
Chase Manhattan Corp. ......................................    United States            497,970               22,937,743
Commercial Federal Corp. ...................................    United States          2,161,342               33,635,885
Greenpoint Financial Corp. .................................    United States          1,068,808               20,040,150
National City Corp. ........................................    United States            435,000                7,422,188
U.S. Bancorp................................................    United States          1,297,070               24,968,598
                                                                                                           --------------
                                                                                                              121,894,783
                                                                                                           --------------
BEVERAGES 2.6%
Brown-Forman Corp., A.......................................    United States            130,500                6,883,875
Brown-Forman Corp., B.......................................    United States            449,180               24,143,426
Coca-Cola West Japan Co. Ltd. ..............................        Japan                464,000               14,691,177
Fraser and Neave Ltd. ......................................      Singapore            1,604,200                5,706,090
Heineken Holding NV, A......................................     Netherlands             578,384               22,619,979
Mikuni Coca-Cola Bottling Co. ..............................        Japan              1,053,900               15,329,636
Pepsi Bottling Group Inc. ..................................    United States            553,300               16,149,443
                                                                                                           --------------
                                                                                                              105,523,626
                                                                                                           --------------
BUILDING PRODUCTS .6%
*American Standard Cos. Inc. ...............................    United States            537,000               22,017,000
                                                                                                           --------------
CHEMICALS 1.7%
Agrium Inc. ................................................        Canada               783,400                6,714,706
Agrium Inc., fgn. ..........................................        Canada               953,300                8,222,213
*Henkel KGAA, pfd. .........................................       Germany                33,600                1,932,441
Nippon Sanso Corp. .........................................        Japan              2,142,400                7,471,723
Omnova Solutions Inc. ......................................    United States          1,375,100                8,594,375
Union Carbide Corp. ........................................    United States            482,050               23,861,476
*W.R. Grace & Co. ..........................................    United States          1,100,600               13,344,775
                                                                                                           --------------
                                                                                                               70,141,709
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMERCIAL SERVICES & SUPPLIES 3.0%
Dun & Bradstreet Corp. .....................................    United States          1,014,300           $   29,034,339
Galileo International Inc. .................................    United States          1,345,785               28,093,262
*Philip Services Corp. .....................................        Canada               223,833                1,405,951
Rentokil Initial PLC........................................    United Kingdom         6,425,900               14,640,355
Williams PLC................................................    United Kingdom         8,360,650               48,665,091
                                                                                                           --------------
                                                                                                              121,838,998
                                                                                                           --------------
COMMUNICATIONS EQUIPMENT .2%
*General Motors Corp., H....................................    United States            110,742                9,717,610
                                                                                                           --------------
CONTAINERS & PACKAGING .5%
*Owens-Illinois Inc. .......................................    United States          1,800,916               21,048,206
                                                                                                           --------------
DIVERSIFIED FINANCIALS 8.2%
Bear Stearns Cos. Inc. .....................................    United States          1,139,072               47,413,872
CIT Group Inc., A...........................................    United States          2,155,070               35,019,888
+Heller Financial Inc. .....................................    United States          2,316,000               47,478,000
Household International Inc. ...............................    United States            812,681               33,777,054
Kansas City Southern Industries Inc. .......................    United States            137,200               12,167,925
Lehman Brothers Holdings Inc. ..............................    United States            167,600               15,848,675
Liberty Financial Cos. Inc. ................................    United States          1,651,846               36,237,372
*MFN Financial Corp. .......................................    United States            380,744                2,355,854
Rembrandt Controlling Investments Ltd. .....................     South Africa          2,464,700               16,940,268
St. Joe Co. ................................................    United States            401,898               12,056,940
+United Asset Management Corp. .............................    United States          3,105,000               72,579,375
                                                                                                           --------------
                                                                                                              331,875,223
                                                                                                           --------------
DIVERSIFIED TELECOMMUNICATION SERVICES 7.3%
AT&T Corp. .................................................    United States            948,010               29,980,816
AT&T Corp., W/I.............................................    United States          1,515,231               50,002,623
British Telecommunications PLC..............................    United Kingdom         2,027,425               26,180,322
Centurytel Inc. ............................................    United States            752,610               21,637,538
*Citizens Communications Co., B.............................    United States          1,279,482               22,071,065
SBC Communications Inc. ....................................    United States            315,700               13,654,025
Sprint Corp Fon Group.......................................    United States             17,785                  907,035
Telephone & Data Systems Inc. ..............................    United States          1,141,225              114,407,806
Telus Corp., A..............................................        Canada               638,800               17,007,937
                                                                                                           --------------
                                                                                                              295,849,167
                                                                                                           --------------
ELECTRIC UTILITIES .6%
E.On AG.....................................................       Germany               474,100               22,949,705
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRICAL EQUIPMENT 1.6%
Hubbell Inc., B.............................................    United States            409,835           $   10,450,792
Rockwell International Corp. ...............................    United States            497,595               15,674,242
*Thermo Electron Corp. .....................................    United States          1,891,600               39,841,825
                                                                                                           --------------
                                                                                                               65,966,859
                                                                                                           --------------
FOOD & DRUG RETAILING .2%
*Brunos Inc. ...............................................    United States             62,735                5,959,825
*Homeland Holdings Corp. ...................................    United States             48,591                  127,551
                                                                                                           --------------
                                                                                                                6,087,376
                                                                                                           --------------
FOOD PRODUCTS 2.3%
Associated British Foods PLC................................    United Kingdom         2,154,528               14,872,985
Bestfoods...................................................    United States             50,710                3,511,667
CSM NV......................................................     Netherlands             667,688               13,184,284
+Farmer Brothers Co. .......................................    United States             93,286               16,325,050
Kikkoman Corp. .............................................        Japan                896,500                6,922,551
+Van Melle NV...............................................     Netherlands             821,500               22,442,343
Weetabix Ltd., A............................................    United Kingdom           433,025               16,388,309
                                                                                                           --------------
                                                                                                               93,647,189
                                                                                                           --------------
HEALTH CARE EQUIPMENT & SUPPLIES .5%
Santen Pharmaceutical Co. Ltd. .............................        Japan                862,900               20,878,257
                                                                                                           --------------
HOTELS RESTAURANTS & LEISURE 2.1%
Carnival Corp. .............................................    United States            610,770               11,910,015
+*Fine Host Corp. ..........................................    United States            507,977                5,028,972
*Park Place Entertainment Corp. ............................    United States          2,678,400               32,643,000
Starwood Hotels & Resorts Worldwide Inc. ...................    United States          1,102,020               35,884,526
                                                                                                           --------------
                                                                                                               85,466,513
                                                                                                           --------------
HOUSEHOLD DURABLES .6%
Maytag Corp. ...............................................    United States            566,485               20,889,134
(R)*Sunbeam Corp. ..........................................    United States          1,480,670                4,580,823
                                                                                                           --------------
                                                                                                               25,469,957
                                                                                                           --------------
INDUSTRIAL CONGLOMERATES 2.5%
Compagnie Generale D'Industrie et de Participation..........        France               188,920                8,076,600
Investor AB, A..............................................        Sweden             3,801,600               51,577,973
Investor AB, B..............................................        Sweden             2,146,466               29,489,129
U.S. Industries Inc. .......................................    United States            991,500               12,021,937
                                                                                                           --------------
                                                                                                              101,165,639
                                                                                                           --------------
INSURANCE 5.9%
*Alleghany Corp. ...........................................    United States            136,337               22,904,616
Allmerica Financial Corp. ..................................    United States            499,800               26,177,025

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE (CONT.)
Ambac Financial Group Inc. .................................    United States            252,800           $   13,856,600
*Berkshire-Hathaway Inc., A.................................    United States                628               33,786,400
*Berkshire Hathaway Inc., B.................................    United States                900                1,584,000
Financial Security Assurance Holdings Ltd. .................    United States             39,200                2,974,300
Irish Life & Permanent PLC..................................    Irish Republic           390,480                3,295,527
Jefferson-Pilot Corp. ......................................    United States            148,400                8,375,325
MBIA Inc. ..................................................    United States            847,500               40,838,906
*MetLife Inc. ..............................................    United States            561,700               11,830,806
Old Republic International Corp. ...........................    United States          1,329,490               21,936,585
White Mountain Insurance Group Inc. ........................    United States            165,711               26,513,760
XL Capital Ltd., A..........................................       Bermuda               454,830               24,617,674
                                                                                                           --------------
                                                                                                              238,691,524
                                                                                                           --------------
IT CONSULTING & SERVICES .4%
*DecisionOne Corp. .........................................    United States            262,902                1,183,059
*Unisys Corp. ..............................................    United States            976,125               14,214,820
                                                                                                           --------------
                                                                                                               15,397,879
                                                                                                           --------------
LEISURE EQUIPMENT & PRODUCTS .3%
Hasbro Inc. ................................................    United States            919,325               13,847,333
                                                                                                           --------------
MACHINERY .4%
Invensys PLC................................................    United Kingdom         3,804,371               14,254,081
(R)*Lancer Industries Inc., B...............................    United States                  1                1,436,306
                                                                                                           --------------
                                                                                                               15,690,387
                                                                                                           --------------
MARINE .4%
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         1,642,462               13,998,608
                                                                                                           --------------
MEDIA 10.6%
*AT&T Corp. - Liberty Media Group, A........................    United States          1,379,616               33,455,688
Dow Jones & Co. Inc. .......................................    United States            187,600               13,741,700
*Fox Entertainment Group Inc., A............................    United States            369,620               11,227,208
Kinnevik AB, B..............................................        Sweden             1,235,453               31,692,728
Knight-Ridder Inc. .........................................    United States            306,330               16,292,927
Lagardere SCA...............................................        France               813,229               62,361,796
McClatchy Co., A............................................    United States            283,200                9,381,000
Meredith Corp. .............................................    United States            677,200               22,855,500
*Modern Times Group AB, A...................................        Sweden               287,550               13,113,670
NV Holdingsmig de Telegraaf.................................     Netherlands           1,313,853               30,225,520
*R. H. Donnelley Corp. .....................................    United States            900,072               17,438,895
Scripps Co., A..............................................    United States          1,189,400               58,577,950
*Trinity Mirror PLC.........................................    United Kingdom         1,097,675                9,804,082
True North Communications Inc. .............................    United States            780,100               34,324,400
Washington Post Co., B......................................    United States            130,322               62,293,916
                                                                                                           --------------
                                                                                                              426,786,980
                                                                                                           --------------

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING .1%
Central Steel & Wire Co. ...................................    United States                959           $      499,639
*Minerals Technologies Inc. ................................    United States            117,915                5,424,090
                                                                                                           --------------
                                                                                                                5,923,729
                                                                                                           --------------
MULTILINE RETAIL 3.7%
*Federated Department Stores Inc. ..........................    United States          1,733,290               58,498,537
May Department Stores Co. ..................................    United States          1,424,660               34,191,840
*Neiman-Marcus Group Inc., A................................    United States            236,835                7,149,456
*Neiman-Marcus Group Inc., B................................    United States            318,900                8,849,475
*Saks Inc. .................................................    United States          1,940,000               20,370,000
Sears, Roebuck & Co. .......................................    United States            629,700               20,543,963
                                                                                                           --------------
                                                                                                              149,603,271
                                                                                                           --------------
MULTI-UTILITIES .5%
Suez Lyonnaise des Eaux SA..................................        France               123,152               21,661,738
                                                                                                           --------------
MUTUAL FUNDS & UNIT TRUSTS .2%
JZ Equity Partners PLC......................................    United Kingdom         2,347,200                7,248,722
                                                                                                           --------------
OFFICE ELECTRONICS .4%
Xerox Corp. ................................................    United States            872,915               18,112,986
                                                                                                           --------------
OIL & GAS .9%
*Abraxas Petroleum Corp. ...................................    United States            247,833                  371,750
*Abraxas Petroleum Corp., rts., 11/01/04....................    United States            247,833                  123,917
Burlington Resources Inc. ..................................    United States            920,940               35,225,955
                                                                                                           --------------
                                                                                                               35,721,622
                                                                                                           --------------
PAPER & FOREST PRODUCTS 2.2%
Abitibi-Consolidated Inc. ..................................        Canada             1,551,955               14,401,958
International Paper Co. ....................................    United States          1,107,715               33,023,753
Mead Corp. .................................................    United States          1,229,545               31,046,011
Rayonier Inc. ..............................................    United States            248,900                8,929,288
                                                                                                           --------------
                                                                                                               87,401,010
                                                                                                           --------------
PHARMACEUTICALS 1.9%
Aventis SA..................................................        France               446,491               32,719,448
Aventis SA, ADR.............................................        France                 7,550                  547,847
Banyu Pharmaceutical Co. Ltd. ..............................        Japan                137,400                3,369,907
Bristol-Myers Squibb Co. ...................................    United States            206,060               12,002,995
Ono Pharmaceutical Co Ltd. .................................        Japan                618,600               26,602,050
                                                                                                           --------------
                                                                                                               75,242,247
                                                                                                           --------------
REAL ESTATE 4.1%
*Alexander's Inc. ..........................................    United States             46,300                3,391,475
*Al-Zar Ltd. LP.............................................    United States                 12                       60
*Canary Wharf Group PLC.....................................    United Kingdom        22,958,463              128,074,142

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES                   VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
Cheung Kong Holdings Ltd. ..................................      Hong Kong            1,241,390           $   13,735,185
*HomeFed Corp. .............................................    United States            269,405                  180,501
(R)+*MB Metropolis LLC......................................    United States              8,589                        0
*MBO Properties Inc. .......................................    United States            205,135                  102,568
(R)*Security Capital European Realty........................    United States            488,750                7,206,619
*Ventas Inc. ...............................................    United States            863,600                2,752,725
+*Wellsford Real Properties Inc. ...........................    United States            791,610               11,973,101
                                                                                                           --------------
                                                                                                              167,416,376
                                                                                                           --------------
ROAD & RAIL 3.8%
Burlington Northern Santa Fe Corp. .........................    United States            854,200               19,593,213
Florida East Coast Industries Inc. .........................    United States          1,268,700               50,748,000
Railtrack Group PLC.........................................    United Kingdom         5,270,491               81,941,267
                                                                                                           --------------
                                                                                                              152,282,480
                                                                                                           --------------
SOFTWARE .3%
*Network Associates Inc. ...................................    United States            569,000               11,593,375
                                                                                                           --------------
SPECIALTY RETAIL .8%
*Payless Shoesource Inc. ...................................    United States            393,405               20,162,006
Sherwin-Williams Co. .......................................    United States            590,615               12,513,655
                                                                                                           --------------
                                                                                                               32,675,661
                                                                                                           --------------
TEXTILES & APPAREL .4%
*Nautica Enterprises Inc. ..................................    United States          1,491,300               15,938,269
                                                                                                           --------------
TOBACCO 1.6%
Compagnie Financiere Richemont AG, Br., A...................     Switzerland              11,885               32,122,609
Gallaher Group PLC..........................................    United Kingdom         4,860,165               26,579,085
Gallaher Group PLC, ADR.....................................    United Kingdom           177,500                3,805,156
                                                                                                           --------------
                                                                                                               62,506,850
                                                                                                           --------------
WIRELESS TELECOMMUNICATION SERVICES .1%
*U.S. Cellular Corp. .......................................    United States             61,700                3,887,100
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $2,798,458,336)...................                                                3,315,703,753
                                                                                                           --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                      ------
CORPORATE BONDS & NOTES 2.8%
Abraxas Petroleum Corp., Series A, 11.50%, 11/01/04.........    United States     $    2,909,900                2,458,866
DecisiononOne Corp., Term Loan..............................    United States          9,932,782                8,442,864
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom         4,047,387 GBP            2,328,303
  Participating Loan Note, 4/30/40..........................    United Kingdom           858,000 GBP              519,551

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Eurotunnel PLC:
  12/31/18, Tier 2..........................................    United Kingdom        13,192,620 GBP       $   13,780,383
  12/31/25, Tier 3..........................................    United Kingdom        10,314,941 GBP            9,056,823
  12/31/50, Resettable Advance R5...........................    United Kingdom         4,158,272 GBP            2,329,141
  Stabilization Advance S8, Tier 1..........................    United Kingdom         3,025,319 GBP            1,190,764
  Stabilization Advance S8, Tier 2..........................    United Kingdom         2,372,569 GBP              826,091
Eurotunnel SA:
  12/31/12, Tier 1 (Libor)..................................        France               756,258 EUR              558,183
  12/31/12, Tier 1 (Pibor)..................................        France               122,451 EUR               90,379
  12/31/18, Tier 2 (Libor)..................................        France             8,543,897 EUR            5,569,044
  12/31/18, Tier 2 (Pibor)..................................        France             1,733,689 EUR            1,130,045
  12/31/25, Tier 3 (Libor)..................................        France            11,765,016 EUR            6,428,108
  12/31/25, Tier 3 (Pibor)..................................        France             2,995,199 EUR            1,636,501
  12/31/50, Resettable Advance R4...........................        France             6,453,441 EUR            2,257,875
  Stabilization Advance S6, Tier 1 (Pibor)..................        France               903,652 EUR              225,211
  Stabilization Advance S7, Tier 1 (Pibor)..................        France             1,875,101 EUR              467,319
  Stabilization Advance S6, Tier 2..........................        France             2,566,359 EUR              541,198
Finova Capital Corp.:
  6.11%, 2/18/03............................................    United States          3,070,000                2,647,286
  6.15%, 3/31/03............................................    United States            545,000                  461,725
  7.25%, 11/08/04...........................................    United States          1,850,000                1,621,063
La Quinta Inns Inc.:
  7.25%, 3/15/04............................................    United States            871,000                  653,250
  7.33%, 4/01/08............................................    United States          1,950,000                1,306,500
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada               720,000                  212,400
  7.05%, 5/15/03............................................        Canada               215,000                   63,963
  6.65%, 10/01/04...........................................        Canada             2,175,000                  522,000
  7.875%, 4/15/05...........................................        Canada             2,170,000                  640,150
  7.65%, 5/15/06............................................        Canada             1,960,000                  470,400
  8.75%, 4/15/25............................................        Canada             3,259,000                  961,405
  6.72%, 10/01/27...........................................        Canada             5,220,000                1,291,950
Levi Straus & Co.:
  6.80%, 11/01/03...........................................    United States            215,000                  176,300
  7.00%, 11/01/06...........................................    United States            850,000                  646,000
Meditrust Corp.:
  7.00%, 8/15/07............................................    United States          1,680,000                1,125,600
  7.82%, 9/10/26............................................    United States          6,580,000                5,066,600
MFN Financial Corp.:
  Series A, 10.00%, 3/23/01.................................    United States          1,130,122                1,082,092
  Series B, FRN, 11.26%, 3/23/01............................    United States          1,355,119                1,311,078
Philip Services Corp.:
  PIK, 10.00%, 5/01/05......................................        Canada             1,024,879                  819,903
  Senior Term Debt, 9.00%, 5/01/05..........................        Canada             1,955,013                1,759,512

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**                  VALUE
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
Rite Aid Corp.:
  7.125%, 1/15/07...........................................    United States     $    1,380,000           $      683,100
  144A, 6.125%, 12/15/08....................................    United States            440,000                  213,400
  6.875%, 8/15/13...........................................    United States            550,000                  264,000
  7.70%, 2/15/27............................................    United States            650,000                  292,500
Service Corp. International:
  7.375%, 4/15/04...........................................    United States          3,495,000                2,149,425
  6.00%, 12/15/05...........................................    United States            810,000                  441,450
  7.70%, 4/15/09............................................    United States            405,000                  212,625
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States         13,295,000               10,636,000
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States          8,826,000                5,692,770
TFM SA de CV:
  senior disc. note, zero cpn. .............................        Mexico             1,625,000                1,125,313
  10.25%, 6/15/07...........................................        Mexico               400,000                  350,000
Ventas Inc.:
  Tranche A, Term Loan, 12/31/02............................    United States          1,425,535                1,285,358
  Tranche B, Term Loan, 12/31/05............................    United States          5,401,122                4,725,982
  Tranche C, Term Loan, 12/31/07............................    United States          1,616,242                1,414,212
Vlasic Foods International Inc., 10.25%, 7/01/09............    United States          4,808,000                1,706,840
                                                                                                           --------------
TOTAL CORPORATE BONDS & NOTES (COST $113,269,893)...........                                                  113,868,801
                                                                                                           --------------
BONDS & NOTES IN REORGANIZATION 3.8%
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States            420,000                  160,650
*Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               200,000                   71,000
  Series A, 11.375%, 4/30/02................................        Mexico             3,851,000                1,367,105
  Series B, 11.875%, 4/30/04................................        Mexico             4,600,000                1,587,000
  Tranche A, Term Loan......................................    United States          1,158,150                  474,841
*Barings BV, zero cpn., 1/22/01.............................     Netherlands          25,350,000               15,590,250
*Crown Leasing, Bank Claim..................................        Japan            933,197,455 JPY              617,398
*Dow Corning Corp.:
  9.30%, 1/27/98............................................    United States          1,835,000                2,614,875
  8.55%, 3/01/01............................................    United States          1,100,000                1,471,250
  9.375%, 2/01/08...........................................    United States            790,000                1,125,750
  8.15%, 10/15/29...........................................    United States          7,050,000                9,429,375
  9.50%, 8/10/49............................................    United States            350,000                  498,750
  Bank Debt #1..............................................    United States          2,850,000                3,876,000
  Bank Debt.................................................    United States          2,070,704                2,816,157
  Bank Claim................................................    United States          7,677,843               10,441,867
*Eli Jacobs, Bank Claim.....................................    United States         25,305,910                  253,059
*Genesis Health Ventures Inc.:
  Revolver..................................................    United States          7,176,865                4,492,718
  Term Loan A...............................................    United States            393,679                  242,507
  Term Loan B...............................................    United States            773,881                  483,676
  Term Loan C...............................................    United States            775,255                  484,535

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States     $    3,690,000     $    1,411,425
  8.70%, 6/15/22............................................    United States          2,580,000            986,850
  7.25%, 12/15/25...........................................    United States          6,260,000          2,394,450
  6.875%, 2/15/27...........................................    United States          3,580,000          1,369,350
*Heilman Acquisition Corp., 9.625%, 1/31/04.................    United States         15,000,000              1,500
*Integrated Health Services Inc.:
  Revolver..................................................    United States          1,939,000            620,480
  Tranche B, Term Loan......................................    United States          5,707,223          1,826,311
  Tranche C, Term Loan......................................    United States          5,185,329          1,659,305
*Loewen Group Inc., Series 5, 6.10%, 10/01/02...............        Canada             4,285,000 CAD      1,590,572
*Loewen Group International Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada            10,455,000          3,659,250
  Revolver..................................................    United States          1,608,590            868,639
  Series 3, 7.50%, 4/15/01..................................        Canada             3,505,000          1,927,750
  Series 3, 7.75%, 10/15/01.................................        Canada             2,620,000          1,205,200
  Series 2, 8.25%, 4/15/03..................................        Canada             2,670,000          1,468,500
  Series 6, 7.20%, 6/01/03..................................        Canada            17,605,000          6,161,750
  Series 4, 8.25%, 10/15/03.................................        Canada             3,475,000          1,598,500
  Series 7, 7.60%, 6/01/08..................................        Canada            13,065,000          4,311,450
*Multicare Companies Inc.:
  Revolver..................................................    United States            396,823            218,252
  Term Loan A...............................................    United States            471,363            259,250
  Term Loan B...............................................    United States            729,619            401,290
  Term Loan C...............................................    United States            241,951            133,073
*Nippon Credit Bank Ltd., Bank Claim........................        Japan            482,686,016 JPY        729,925
*Nippon Total Finance, Bank Claim...........................        Japan            520,938,665 JPY        295,414
*Optel Inc.:
  13.00%, 2/15/02...........................................    United States          7,135,000          4,994,500
  11.50%, 7/01/08...........................................    United States            275,000            192,500
*Paging Network Inc.:
  Revolver A................................................    United States         12,376,652          9,945,518
  10.125%, 8/01/07..........................................    United States            972,000            413,100
  10.00%, 10/15/08..........................................    United States          1,300,000            552,500
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States            225,000             86,063
*Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia            7,795,000          1,247,200
  Reg S, 12.75%, 7/15/05....................................      Indonesia            1,730,000            276,800
*Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States             30,000                750
  Term Loan A...............................................    United States          1,280,017            473,606
  Term Loan B...............................................    United States            646,470            239,194
  Term Loan C...............................................    United States            646,470            239,194
*Safety Kleen Services, 9.25%, 6/01/08......................    United States             50,000              2,375
*United Companies Financial Corp., Revolver.................    United States         27,939,000         19,277,911

MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Vencor Inc.:
  9.875%, 5/01/05...........................................    United States     $   16,360,000     $    1,472,400
  Revolver..................................................    United States          3,267,745          2,418,131
  Term Loan A...............................................    United States         13,325,818          9,861,105
  Term Loan B...............................................    United States          7,403,547          5,478,625
  Tranche A, DIP Revolver, Term Loan 9/30/00................    United States          1,702,177          1,685,155
  Tranche B, DIP Revolver, Term Loan 9/30/00................    United States            675,000            668,250
                                                                                                     --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $161,556,090)...                                            152,722,126
                                                                                                     --------------
                                                                                      SHARES
                                                                                      ------
COMPANIES IN LIQUIDATION (COST $91,757)
*City Investing Company Liquidating Trust...................    United States            389,587            499,158
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                      ------
GOVERNMENT AGENCIES 9.0%
Fannie Mae, 5.55% to 6.66%, with maturities to 6/07/01......    United States     $  181,000,000        174,887,836
Federal Home Loan Bank, 5.57% to 6.68%, with maturities to
  5/11/01...................................................    United States        150,558,000        146,745,999
Federal Home Loan Mortgage Corp., 5.635% to 6.570%, with
  maturities to 10/01/01....................................    United States         41,100,000         39,993,954
                                                                                                     --------------
TOTAL GOVERNMENT AGENCIES (COST $362,118,723)...............                                            361,627,789
                                                                                                     --------------
TOTAL INVESTMENTS (COST $3,435,494,799) 97.7%...............                                          3,944,421,627
SECURITIES SOLD SHORT (.6%).................................                                            (23,411,946)
NET EQUITY IN FORWARD CONTRACTS .4%.........................                                             15,599,873
OTHER ASSETS, LESS LIABILITIES 2.5%.........................                                             99,553,588
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $4,036,163,142
                                                                                                     ==============
SECURITIES SOLD SHORT (PROCEEDS $29,843,636)

ISSUER                                                             COUNTRY                SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
*Dow Chemical Co. ..........................................    United States            775,551     $   23,411,946
                                                                                                     ==============

CURRENCY ABBREVIATION:

CAD -- Canadian Dollar
EUR -- European Unit
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted Securities (see note 6).
+Affiliated Issuers (see note 7).
                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $3,252,263,721)................    $3,768,594,786
  Non controlled affiliates (cost $183,231,078).............       175,826,841    $3,944,421,627
                                                                --------------
 Cash.......................................................                          26,186,613
 Receivables:
  Investment securities sold................................                          97,122,537
  Capital shares sold.......................................                           2,245,887
  Dividends and interest....................................                          10,869,108
  From affiliates...........................................                             157,194
 Unrealized gain on forward exchange contracts (Note 8).....                          18,742,432
 Deposits with broker for securities sold short.............                          27,817,198
                                                                                  --------------
      Total assets..........................................                       4,127,562,596
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          54,463,043
  Capital shares redeemed...................................                           6,304,304
  To affiliates.............................................                           3,423,892
 Securities sold short, at value (proceeds $29,843,636).....                          23,411,946
 Unrealized loss on forward exchange contracts (Note 8).....                           3,142,559
 Accrued expenses...........................................                             653,710
                                                                                  --------------
      Total liabilities.....................................                          91,399,454
                                                                                  --------------
Net assets, at value........................................                      $4,036,163,142
                                                                                  ==============
Net assets consist of:
 Distributions in excess of net investment income...........                      $  (31,132,474)
 Net unrealized appreciation................................                         530,958,391
 Accumulated net realized gain..............................                         478,613,901
 Capital shares.............................................                       3,057,723,324
                                                                                  --------------
Net assets, at value........................................                      $4,036,163,142
                                                                                  ==============

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
   ($2,911,420,661 / 217,931,199 shares outstanding)........                              $13.36
                                                                                  ==============
CLASS A:
 Net asset value per share ($706,506,061 / 53,065,973 shares
  outstanding)..............................................                              $13.31
                                                                                  ==============
 Maximum offering price per share ($13.31 / 94.25%).........                              $14.12
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($13,158,310 / 999,377 shares outstanding)*...............                              $13.17
                                                                                  ==============
CLASS C:
 Net asset value per share ($405,078,110 / 30,608,682 shares
  outstanding)*.............................................                              $13.23
                                                                                  ==============
 Maximum offering price per share ($13.23 / 99.00%).........                              $13.36
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,742,939)
 Dividends..................................................    $  29,664,498
 Interest...................................................       19,108,074
                                                                -------------
      Total investment income...............................                     $  48,772,572
                                                                                 -------------
Expenses:
 Management fees (Note 3)...................................       12,433,913
 Administrative fees (Note 3)...............................        1,617,797
 Distribution fees (Note 3)
  Class A...................................................        1,260,867
  Class B...................................................           56,472
  Class C...................................................        2,102,780
 Transfer agent fees (Note 3)...............................        2,004,757
 Custodian fees.............................................          162,512
 Reports to shareholders....................................          207,917
 Registration and filing fees...............................           71,130
 Professional fees..........................................          375,169
 Directors' fees and expenses...............................           63,534
 Dividends for securities sold short........................          570,247
 Other......................................................           36,653
                                                                -------------
      Total expenses........................................                        20,963,748
      Expenses waived/paid by affiliate (Note 3)............                          (935,713)
                                                                                 -------------
          Net expenses......................................                        20,028,035
                                                                                 -------------
            Net investment income...........................                        28,744,537
                                                                                 -------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................      436,373,067
  Foreign currency transactions.............................       71,185,520
                                                                -------------
      Net realized gain.....................................                       507,558,587
 Net unrealized depreciation on:
  Investments...............................................     (417,494,950)
  Translation of assets and liabilities denominated in
    foreign currencies......................................       (2,117,386)
                                                                -------------
      Net unrealized depreciation...........................                      (419,612,336)
                                                                                 -------------
Net realized and unrealized gain............................                        87,946,251
                                                                                 -------------
Net increase in net assets resulting from operations........                     $ 116,690,788
                                                                                 =============

                       See Notes to Financial Statements.
 26

MUTUAL BEACON FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1999
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   28,744,537         $    64,588,209
  Net realized gain from investments and foreign currency
   transactions.............................................        507,558,587             476,729,237
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................       (419,612,336)            195,000,980
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        116,690,788             736,318,426

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................        (51,629,603)            (58,214,981)
   Class A..................................................        (11,960,948)            (11,231,337)
   Class B..................................................           (208,869)                (98,872)
   Class C..................................................         (6,194,028)             (3,686,185)

  Net realized gains:
   Class Z..................................................       (136,735,899)           (261,175,450)
   Class A..................................................        (33,186,405)            (64,460,771)
   Class B..................................................           (621,021)               (592,992)
   Class C..................................................        (19,236,738)            (37,603,206)

 Capital share transactions (Note 2):
   Class Z..................................................       (203,962,452)         (1,029,066,183)
   Class A..................................................        (29,120,836)           (243,947,992)
   Class B..................................................          4,705,552               9,305,143
   Class C..................................................        (39,417,897)            (66,869,223)
                                                                ----------------------------------------
    Net decrease in net assets..............................       (410,878,356)         (1,031,323,623)

Net assets:
 Beginning of period........................................      4,447,041,498           5,478,365,121
                                                                ----------------------------------------
 End of period..............................................     $4,036,163,142         $ 4,447,041,498
                                                                ========================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $  (31,132,474)        $    10,116,437
                                                                ========================================

                       See Notes to Financial Statements.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Beacon Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

f. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

g. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date price.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were 1.55 billion Fund shares authorized ($0.001 par value) of which 750 million, 300 million, 200 million, and 300 million were designated as Class Z, Class A, Class B, and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                       --------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS Z SHARES:
Shares sold..........................................    6,270,962    $  87,154,372           14,294,251    $   203,778,297
Shares issued on reinvestment of distributions.......   13,046,087      175,078,613           21,701,674        298,880,423
Shares redeemed......................................  (33,899,144)    (466,195,437)        (110,584,648)    (1,531,724,903)
                                                       --------------------------------------------------------------------
Net decrease.........................................  (14,582,095)   $(203,962,452)         (74,588,723)   $(1,029,066,183)
                                                       ====================================================================

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                       --------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS A SHARES:
Shares sold..........................................    5,583,346    $  77,313,875           17,264,722    $   244,961,039
Shares issued on reinvestment of distributions.......    3,192,496       42,683,649            5,191,215         71,522,375
Shares redeemed......................................  (10,809,755)    (149,118,360)         (39,718,858)      (560,431,406)
                                                       --------------------------------------------------------------------
Net decrease.........................................   (2,033,913)   $ (29,120,836)         (17,262,921)   $  (243,947,992)
                                                       ====================================================================
                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                              JUNE 30, 2000                       DECEMBER 31, 1999+
                                                       --------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS B SHARES:
Shares sold..........................................      357,720    $   4,896,315              635,040    $     9,062,055
Shares issued on reinvestment of distributions.......       58,854          778,638               47,918            644,821
Shares redeemed......................................      (71,243)        (969,401)             (28,912)          (401,733)
                                                       --------------------------------------------------------------------
Net increase.........................................      345,331    $   4,705,552              654,046    $     9,305,143
                                                       ====================================================================
                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                              JUNE 30, 2000                        DECEMBER 31, 1999
                                                       --------------------------------------------------------------------
                                                         SHARES          AMOUNT                SHARES           AMOUNT
                                                         -------------------------------------------------------------
CLASS C SHARES:
Shares sold..........................................    1,928,107    $  26,533,671            5,279,318    $    74,740,313
Shares issued on reinvestment of distributions.......    1,753,432       23,320,644            2,778,323         37,970,523
Shares redeemed......................................   (6,520,736)     (89,272,212)         (12,975,678)      (179,580,059)
                                                       --------------------------------------------------------------------
Net decrease.........................................   (2,839,197)   $ (39,417,897)          (4,918,037)   $   (66,869,223)
                                                       ====================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00%, and 1.00% per year of the average daily net asset of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $100,209 and $53,641, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,479,808,364 was as follows:

Unrealized appreciation.....................................  $ 750,396,572
Unrealized depreciation.....................................   (285,783,309)
                                                              -------------
Net unrealized appreciation.................................  $ 464,613,263
                                                              =============

Net investment income and net realized capital gains differ for financial statements and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 aggregated $1,192,699,877 and $1,677,306,749, respectively.

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
 ------------------------------------------------------------------------------------------------------------
             1        Lancer Industries Inc., B...................................      8/11/89      $ 1,436,306
         8,589        MB Metropolis LLC...........................................     12/07/94                0
       488,750        Security Capital European Realty............................      4/08/98        7,206,619
     1,480,670        Sunbeam Corp. ..............................................      3/13/90        4,580,823
                                                                                                     -----------
TOTAL RESTRICTED SECURITIES (COST $13,639,433) (.33% OF NET ASSETS)...............                   $13,223,748
                                                                                                     ===========

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at June 30, 2000 were $175,826,841. For the six months ended June 30, 2000, dividend income from "affiliated persons" was $2,309,091.

                              NUMBER OF                                NUMBER OF                     DIVIDEND INCOME    REALIZED
                             SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE          1/01/00-        CAPITAL
      NAME OF ISSUER        DEC. 31, 1999   ADDITIONS   REDUCTIONS   JUNE 30, 2000   JUNE 30, 2000       6/30/00         GAINS
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MB Metropolis LLC.........        8,589           --           --          8,589               --              --              --
NON CONTROLLED AFFILIATES
Farmer Brothers Co. ......       93,286           --           --         93,286     $ 16,325,050      $  139,929              --
Fine Host Corp. ..........      507,977           --           --        507,977        5,028,972              --              --
Heller Financial Inc. ....    2,202,400      113,600           --      2,316,000       47,478,000         463,200              --
United Asset Management
 Corp. ...................    3,105,000           --           --      3,105,000       72,579,375       1,242,000              --
Van Melle NV..............      403,144      418,356           --        821,500       22,442,343         463,962              --
Wellsford Real Properties
 Inc. ....................    1,583,221           --     (791,611)       791,610       11,973,101              --              --
                                                                                     --------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES...............                                                           $175,826,841      $2,309,091              --
                                                                                     ============================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
     14,200,000     European Unit.........................................  U.S.  $ 13,364,892        7/07/00    U.S.  $   253,007
     14,516,967     Canadian Dollars......................................           9,699,521        7/31/00              106,073
     29,300,000     Swedish Krona.........................................           3,330,757        8/21/00               23,426
                                                                                  ------------                         -----------
                                                                            U.S.  $ 26,395,170                             382,506
                                                                                  ============                         -----------
CONTRACTS TO SELL:
------------------
      7,975,000     European Unit.........................................  U.S.  $  8,381,616        7/07/00              733,536
     34,000,000     European Unit.........................................          32,862,360        7/12/00              245,072
     29,654,639     Hong Kong Dollars.....................................           3,805,503        7/19/00                   82
    145,934,851     Canadian Dollars......................................         100,766,984        7/31/00            2,194,191
      8,500,000     European Unit.........................................           8,244,320        8/15/00               72,416
    259,134,292     Swedish Krona.........................................          30,144,162        8/21/00              479,192
     47,800,000     European Unit.........................................          48,327,163        8/24/00            2,348,086
     33,119,716     European Unit.........................................          32,152,620        9/12/00              258,653
      8,504,459     Singapore Dollars.....................................           4,985,906        9/14/00               24,472
    123,938,793     Swedish Krona.........................................          14,468,014        9/15/00              254,586
    330,184,399     Swedish Krona.........................................          38,296,543        9/18/00              422,601
     75,478,467     British Pounds........................................         118,565,935        9/25/00            4,114,101
  8,961,037,500     Japanese Yen..........................................          87,403,050        9/27/00            1,317,257
     74,458,076     British Pounds........................................         118,075,852       10/17/00            5,115,239
    299,171,879     Swedish Krona.........................................          34,638,861       10/20/00              250,779
     22,500,000     European Unit.........................................          21,894,150       10/30/00              165,563
     22,500,000     European Unit.........................................          21,903,563       11/21/00              146,984
     10,107,916     British Pounds........................................          15,415,453       11/22/00               67,937
     32,337,086     European Unit.........................................          31,455,016       12/20/00              133,193
      6,800,000     British Pounds........................................          10,347,560       12/20/00               15,986
                                                                                  ------------                         -----------
                                                                            U.S.  $782,134,631                          18,359,926
                                                                                  ============                         -----------
         Unrealized gain on forward exchange contracts....................                                              18,742,432
                                                                                                                       -----------

MUTUAL BEACON FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
     69,063,339     Canadian Dollars......................................  U.S.  $ 47,282,173        7/31/00    U.S.  $  (632,820)
     81,868,111     Swedish Krona.........................................           9,528,735        8/21/00             (156,704)
                                                                                  ------------                         -----------
                                                                            U.S.  $ 56,810,908                            (789,524)
                                                                                  ============                         -----------
CONTRACTS TO SELL:
------------------
     19,870,359     European Unit.........................................  U.S.  $ 18,506,259        7/07/00             (549,553)
     72,094,750     Hong Kong Dollars.....................................           9,250,102        7/19/00               (1,431)
      8,750,000     Canadian Dollars......................................           5,892,303        7/31/00              (17,951)
     12,589,300     European Unit.........................................          12,017,756        8/15/00              (85,602)
      9,304,997     British Pounds........................................          13,827,120        8/22/00             (273,511)
     21,341,331     European Unit.........................................          20,436,459        9/12/00             (115,037)
     47,457,709     Swiss Francs..........................................          29,124,986        9/13/00             (269,055)
        750,000     Singapore Dollars.....................................             435,489        9/14/00               (2,055)
        157,295     British Pounds........................................             238,161       10/17/00                 (472)
     82,500,000     Swedish Krona.........................................           9,367,694       10/20/00             (115,206)
     24,800,000     European Unit.........................................          23,386,760       10/30/00             (562,971)
      9,285,480     British Pounds........................................          13,815,401       11/22/00             (283,355)
     75,047,179     British Pounds........................................         113,946,033       12/20/00              (76,836)
                                                                                  ------------                         -----------
                                                                            U.S.  $270,244,523                          (2,353,035)
                                                                                  ============                         -----------
         Unrealized loss on forward exchange contracts....................                                              (3,142,559)
                                                                                                                       -----------
           Net unrealized gain on forward exchange contracts..............                                       U.S.  $15,599,873
                                                                                                                       ===========

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





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MUTUAL BEACON FUND
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SEMIANNUAL REPORT


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